Shareholder Report, Holdings (Details)	May 31, 2026
C000141380 | Top10HoldingVistraBNY-92840MAD4
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141380 | Top10HoldingTransDigmBNY-893647CB1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141380 | Top10HoldingNavientBNY-63938CAN8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141380 | Top10HoldingLifePoint HealthBNY-53219LAX7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141380 | Top10HoldingEchoStarBNY-278768AC0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141380 | Top10HoldingHilcorp Energy IBNY-431318BC7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141380 | Top10HoldingService Properties TrustBNY-81761LAC6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141380 | Top10HoldingVenture Global LNGBNY-92332YAF8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141380 | Top10HoldingJane Street GroupBNY-47077WAE8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141380 | Top10HoldingNeptune Bidco U.S.BNY-640695AC6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141380 | Other0BNY-12685JAG0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000141380 | 0BNY-92840MAD4
Holdings [Line Items]
Percent of Net Asset Value	81.30%
C000141380 | 0BNY-BL5276821
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000141380 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141380 | 0BNY-TC686MGV1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141380 | 0BNY-TC3I9NQ04
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141380 | 0BNY-74514L3T2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000141380 | 0BNY-071705107
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000141380 | 0BNY-12685JAG0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000141381 | Top10HoldingVistraBNY-92840MAD4
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141381 | Top10HoldingTransDigmBNY-893647CB1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141381 | Top10HoldingNavientBNY-63938CAN8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141381 | Top10HoldingLifePoint HealthBNY-53219LAX7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141381 | Top10HoldingEchoStarBNY-278768AC0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141381 | Top10HoldingHilcorp Energy IBNY-431318BC7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141381 | Top10HoldingService Properties TrustBNY-81761LAC6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141381 | Top10HoldingVenture Global LNGBNY-92332YAF8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141381 | Top10HoldingJane Street GroupBNY-47077WAE8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141381 | Top10HoldingNeptune Bidco U.S.BNY-640695AC6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141381 | Other0BNY-12685JAG0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000141381 | 0BNY-92840MAD4
Holdings [Line Items]
Percent of Net Asset Value	81.30%
C000141381 | 0BNY-BL5276821
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000141381 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141381 | 0BNY-TC686MGV1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141381 | 0BNY-TC3I9NQ04
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141381 | 0BNY-74514L3T2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000141381 | 0BNY-071705107
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000141381 | 0BNY-12685JAG0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000177210 | Top10HoldingVistraBNY-92840MAD4
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000177210 | Top10HoldingTransDigmBNY-893647CB1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000177210 | Top10HoldingNavientBNY-63938CAN8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177210 | Top10HoldingLifePoint HealthBNY-53219LAX7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177210 | Top10HoldingEchoStarBNY-278768AC0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000177210 | Top10HoldingHilcorp Energy IBNY-431318BC7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000177210 | Top10HoldingService Properties TrustBNY-81761LAC6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177210 | Top10HoldingVenture Global LNGBNY-92332YAF8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000177210 | Top10HoldingJane Street GroupBNY-47077WAE8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000177210 | Top10HoldingNeptune Bidco U.S.BNY-640695AC6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000177210 | Other0BNY-12685JAG0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000177210 | 0BNY-92840MAD4
Holdings [Line Items]
Percent of Net Asset Value	81.30%
C000177210 | 0BNY-BL5276821
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000177210 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177210 | 0BNY-TC686MGV1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000177210 | 0BNY-TC3I9NQ04
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000177210 | 0BNY-74514L3T2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000177210 | 0BNY-071705107
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000177210 | 0BNY-12685JAG0
Holdings [Line Items]
Percent of Net Asset Value	0.30%